Related Parties	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 5 — RELATED PARTIES

Founder Shares

On March 1, 2021, the Sponsor received 4,312,500 of the Company’s Common Stock ( the “Founder Shares”) for $25,000. In June 2021, the Sponsor contributed an aggregate of 1,437,500 founder shares to the Company’s capital for no consideration. In July 2021, the Sponsor transferred an aggregate of 45,000 shares to the Company’s advisors at the same price originally paid for such shares. In October 2021, the over-allotment option period closed without the underwriters further exercising the option. As such, the 200,000 Founder Shares were forfeited in October 2021 resulting in the Sponsor holding an aggregate of 2,675,000 founder shares.

The holders of the Founder Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) six months after the completion of a Business Combination and (B) subsequent to a Business Combination, the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Promissory Note — Related Party

On March 1, 2021, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $150,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2021 or (ii) the consummation of the Initial Public Offering. The Promissory Note was repaid on consummation of the Initial Public Offering and cancelled. As of September 30, 2022 and December 31, 2021, there were no amounts outstanding under the Promissory Note.

General and Administrative Services

The Company is obligated, commencing on the effective date of the Initial Public Offering, to pay its Sponsor a monthly fee of $10,000 for general and administrative services. As such, $90,000 of expense was incurred for the nine months ended September 30, 2022 and $10,000 of expense was incurred for the period from February 8, 2021 (inception) through September 30, 2021.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon completion of a Business Combination into warrants at a price of $11.50 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. On May 2, 2022 and June 21, 2022, the Sponsor loaned to the Company $400,000 and $400,000. On July 15, 2022 and August 23, 2022, the Chairman of the Board loaned to the Company $100,000 and $200,000. As of September 30, 2022 and December 31, 2021, there was $1,100,000 (which had a carrying value of $937,193) and $0 outstanding under the Working Capital Loans.

On August 31, 2022, the Sponsor deposited an aggregate of $1,070,000 into the trust account established in connection with Alpine’s initial public offering (the “August 2022 Deposit”). The August 2022 Deposit was required to provide Alpine an additional three months to consummate an initial business combination pursuant to the Company’s Amended and Restated Certificate of Incorporation. The August 2022 Deposit was made in the form of a non-interest bearing loan.

The August 2022 Deposit was evidenced by a promissory note (the “Note”). If Alpine completes an initial business combination, Alpine will repay the amount evidenced by the Note. If Alpine does not complete a business combination, it will repay such amount only from funds held outside of the trust account.

NOTE 5 — RELATED PARTIES

Founder Shares

On March 1, 2021, the Sponsor received 4,312,500 of the Company’s Common stock (the “Founder Shares”) for $25,000. In June 2021, the Sponsor contributed an aggregate of 1,437,500 founder shares to the Company’s capital for no consideration. In July 2021, the Sponsor transferred an aggregate of 45,000 shares to the Company’s advisors at the same price originally paid for such shares. In October 2021, the over-allotment option period closed without the underwriters further exercising the option. As such, the 200,000 Founder Shares were forfeited in October 2021 resulting in the Sponsor holding an aggregate of 2,675,000 founder shares.

The holders of the Founder Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) six months after the completion of a Business Combination and (B) subsequent to a Business Combination, the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Promissory Note — Related Party

On March 1, 2021, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $150,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) December 31, 2021 or (ii) the consummation of the Initial Public Offering. As of December 31, 2021 there was $0 outstanding under the Promissory Note.

General and Administrative Services

The Company will be obligated, commencing on the effective date of the Initial Public Offering, to pay its Sponsor a monthly fee of $10,000 for general and administrative services. From the effective date of the Initial Public Offering through December 31, 2021, the Company paid the Sponsor and incurred $40,000 for such services.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon completion of a Business Combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of December 31, 2021, there was no amount outstanding under the Working Capital Loans.